American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
December 31, 2024

Small Cap Dividend - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Automobile Components — 1.3%
Patrick Industries, Inc.	18,234	1,514,881
Banks — 22.8%
Atlantic Union Bankshares Corp.	22,687	859,384
City Holding Co.	1,789	211,961
Columbia Banking System, Inc.	104,220	2,814,982
CVB Financial Corp.	77,113	1,650,989
Financial Institutions, Inc.	48,722	1,329,623
First Interstate BancSystem, Inc., Class A	52,012	1,688,830
First Merchants Corp.	11,570	461,527
Flushing Financial Corp.	39,690	566,773
FNB Corp.	167,866	2,481,059
Home BancShares, Inc.	82,994	2,348,730
International Bancshares Corp.	17,398	1,098,858
Old National Bancorp	106,239	2,305,918
Popular, Inc.	29,049	2,732,349
Provident Financial Services, Inc.	59,139	1,115,953
United Bankshares, Inc.	34,618	1,299,906
Webster Financial Corp.	50,976	2,814,895
		25,781,737
Building Products — 0.6%
Tecnoglass, Inc.	9,020	715,466
Capital Markets — 2.3%
GCM Grosvenor, Inc., Class A	77,550	951,539
Marex Group PLC	53,731	1,674,795
		2,626,334
Chemicals — 1.5%
Avient Corp.	29,406	1,201,529
Mativ Holdings, Inc.	42,143	459,359
		1,660,888
Commercial Services and Supplies — 1.9%
Brink's Co.	22,876	2,122,206
Containers and Packaging — 3.4%
Graphic Packaging Holding Co.	98,510	2,675,532
Sonoco Products Co.	24,206	1,182,463
		3,857,995
Electronic Equipment, Instruments and Components — 3.0%
Avnet, Inc.	23,640	1,236,845
Ingram Micro Holding Corp.(1)	46,778	907,025
Vishay Intertechnology, Inc.	71,423	1,209,906
		3,353,776
Energy Equipment and Services — 1.9%
ChampionX Corp.	78,805	2,142,708
Financial Services — 4.2%
Compass Diversified Holdings	75,857	1,750,780
Enact Holdings, Inc.	11,903	385,419
EVERTEC, Inc.	76,529	2,642,546
		4,778,745

Food Products — 0.6%
WK Kellogg Co.	36,583	658,128
Gas Utilities — 0.9%
Southwest Gas Holdings, Inc.	13,961	987,182
Ground Transportation — 0.8%
Proficient Auto Logistics, Inc.(1)	110,055	888,144
Health Care Equipment and Supplies — 2.3%
Embecta Corp.	128,204	2,647,413
Health Care Providers and Services — 1.9%
Patterson Cos., Inc.	69,485	2,144,307
Health Care REITs — 1.4%
American Healthcare REIT, Inc.	43,688	1,241,613
CareTrust REIT, Inc.	10,263	277,614
		1,519,227
Hotel & Resort REITs — 1.5%
Ryman Hospitality Properties, Inc.	16,279	1,698,551
Hotels, Restaurants and Leisure — 2.7%
Bloomin' Brands, Inc.	56,831	693,906
Red Rock Resorts, Inc., Class A	6,579	304,213
Vail Resorts, Inc.	10,866	2,036,832
		3,034,951
Household Durables — 2.0%
KB Home	18,869	1,240,071
Meritage Homes Corp.	6,839	1,051,975
		2,292,046
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	20,945	1,769,643
Industrial REITs — 2.7%
Americold Realty Trust, Inc.	70,405	1,506,667
Terreno Realty Corp.	26,606	1,573,479
		3,080,146
Insurance — 4.5%
Axis Capital Holdings Ltd.	36,660	3,248,809
Fidelis Insurance Holdings Ltd.	80,999	1,468,512
Hamilton Insurance Group Ltd., Class B(1)	20,508	390,267
		5,107,588
Leisure Products — 1.1%
Brunswick Corp.	18,953	1,225,880
Machinery — 6.2%
Albany International Corp., Class A	9,106	728,207
Atmus Filtration Technologies, Inc.	29,422	1,152,754
Kennametal, Inc.	53,376	1,282,092
Luxfer Holdings PLC	101,971	1,334,800
Timken Co.	35,649	2,544,269
		7,042,122
Media — 2.7%
Cable One, Inc.	3,544	1,283,353
Entravision Communications Corp., Class A	209,031	491,223
John Wiley & Sons, Inc., Class A	10,473	457,775
Townsquare Media, Inc., Class A	91,829	834,726
		3,067,077
Multi-Utilities — 0.7%
Northwestern Energy Group, Inc.	15,412	823,926

Oil, Gas and Consumable Fuels — 9.3%
Chord Energy Corp.		13,344	1,560,180
Crescent Energy Co., Class A		208,360	3,044,140
Hess Midstream LP, Class A		52,284	1,936,077
Mach Natural Resources LP		83,106	1,427,761
TXO Partners LP		149,316	2,514,481
			10,482,639
Professional Services — 1.3%
Public Policy Holding Co., Inc.		35,615	61,109
Science Applications International Corp.		12,791	1,429,778
			1,490,887
Residential REITs — 0.9%
UMH Properties, Inc.		52,890	998,563
Retail REITs — 0.2%
Kite Realty Group Trust		10,266	259,114
Semiconductors and Semiconductor Equipment — 2.3%
Amkor Technology, Inc.		39,513	1,015,089
Kulicke & Soffa Industries, Inc.		33,272	1,552,471
			2,567,560
Specialized REITs — 1.3%
EPR Properties		34,200	1,514,376
Specialty Retail — 1.2%
Penske Automotive Group, Inc.		9,135	1,392,539
Textiles, Apparel and Luxury Goods — 1.2%
Tapestry, Inc.		19,788	1,292,750
Tobacco — 0.8%
Turning Point Brands, Inc.		14,514	872,291
Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.		7,742	1,853,977
TOTAL COMMON STOCKS (Cost $113,612,978)			109,265,763
PREFERRED STOCKS — 1.1%
Financial Services — 1.1%
Compass Diversified Holdings, 7.875% (Cost $1,162,831)		49,183	1,192,196
CONVERTIBLE BONDS — 0.0%
Building Products — 0.0%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $13,958)	CAD	19,000	12,161
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,921,623)		1,921,623	1,921,623
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $116,711,390)			112,391,743
OTHER ASSETS AND LIABILITIES — 0.6%			718,221
TOTAL NET ASSETS — 100.0%			$113,109,964

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,441	GBP	20,888	Bank of America N.A.	3/28/25	$307
USD	26,434	GBP	20,888	Goldman Sachs & Co.	3/28/25	301
						$608

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$109,204,654	$61,109	—
Preferred Stocks	1,192,196	—	—
Convertible Bonds	—	12,161	—
Short-Term Investments	1,921,623	—	—
	$112,318,473	$73,270	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$608	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.